Equity-Accounted Investees - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($) Warrant $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Apr. 14, 2022 CAD ($)	Jul. 20, 2021 CAD ($)
Statements [Line Items]
Capital contributions		$ 395,600
Commitment To Contribute Capital Towards Joint Venture Monetary Instant Credit Definition		538,000
Interest in associate		0
Proportion of ownership interest in associate	50.00%
Percentage of decrease in equity interests	25.00%
Share of post-tax profit (loss) from discontinued operations of associates and joint ventures accounted for using equity method	$ 1,900		$ 0
Impairment of intangible assets			12,900
Non-controlling interests		229	(1,984)	$ (1,984)
Retained earnings		$ (788,510)	$ (558,128)	(558,128)
Basic and diluted | $ / shares		$ (0.12)	$ (1.07)		$ (3.17)
Income Loss From Continuing Operations Attributable To Owners Of Parent		$ (230,382)	$ (199,619)		$ (142,533)
Profit (loss) from continuing operations attributable to non-controlling interests		$ 200	(6,698)		$ (165)
Contingent consideration							$ 1,150
Number of instruments granted | Warrant		280,000
Exercise price of warrants | $ / shares		$ 1.81
Pathway Rx Inc [Member]
Statements [Line Items]
Contingent consideration		$ 2,300
Financial Effect Of Corrections Of Accounting Errors
Statements [Line Items]
Non-controlling interests			6,400	6,400
Retained earnings			6,400	$ 6,400
Basic and diluted | $ / shares				$ 0.03
Income Loss From Continuing Operations Attributable To Owners Of Parent			6,400
Profit (loss) from continuing operations attributable to non-controlling interests			6,400
Previously stated [member]
Statements [Line Items]
Non-controlling interests			4,400	$ 4,400
Retained earnings			564,500	$ 564,500
Basic and diluted | $ / shares				$ 1.10
Income Loss From Continuing Operations Attributable To Owners Of Parent			206,000
Profit (loss) from continuing operations attributable to non-controlling interests			300
Recast [Member]
Statements [Line Items]
Non-controlling interests			2,000	$ 2,000
Retained earnings			558,100	$ 558,100
Basic and diluted | $ / shares				$ 1.07
Income Loss From Continuing Operations Attributable To Owners Of Parent			199,600
Profit (loss) from continuing operations attributable to non-controlling interests			$ 6,700
SunStream [Member] | Subsequent Event [Member]
Statements [Line Items]
Interest in associate						$ 70,300